Entity Wide Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Entity Wide Disclosure

NOTE 9 - ENTITY WIDE DISCLOSURE:

The Company operates in one reportable segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and
(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	3 months ended March 31,
	2012	2011
Mexico	$219	$30
Germany	150	40
Poland	144	55
Netherlands	123	-
India	120	1,083
Other	382	478
	$1,138	$1,686

The following is a summary of revenues by principal customers:

	3 months ended March 31,
	2012	2011
Customer A	19%	2%
Customer B	13%	2%
Customer C	13%	3%
Customer D	11%	0%
Customer E	11%	64%

All tangible long lived assets are located in Israel.

NOTE 13 - ENTITY WIDE DISCLOSURES

The Company operates in one operating segment.

Disaggregated financial data is provided below as follows:

(1) Revenues by geographic area and
(2) Revenues from principal customers.

Revenues are attributed to geographic areas based on the location of the customers. The following is a summary of revenues by geographic areas:

	Year ended December 31
	2011	2010	2009
	($ in thousands)

India	$1,083	$-	$-
Israel	730	119	-
Italy	313	390	668
Cyprus	60	7	337
Pakistan	5	193	477
Poland	268	1,446	-
Other	3,545	2,794	1,929
	$6,004	$4,949	$3,411

By principal customers:

	Year ended December 31
	2011	2010	2009
Customer A	18%	-%	-%
Customer B	12%	2%	-%
Customer C	5%	8%	20%
Customer D	1%	-%	10%
Customer E	-%	4%	14%
Customer F	4%	29%	-%

All tangible long lived assets are located in Israel.